8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)												1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 12, 2021	Mar. 05, 2021	Feb. 12, 2021	Feb. 09, 2021	Jan. 15, 2021	Jan. 11, 2021	Dec. 02, 2019	Sep. 11, 2019	May 21, 2019	Feb. 12, 2019	Nov. 21, 2018	Mar. 05, 2021	Jan. 29, 2021	Jan. 25, 2021	Jan. 22, 2021	Jan. 20, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	May 24, 2021	May 05, 2021	Apr. 14, 2021	Jun. 30, 2020	Jan. 29, 2020
Amortization of Note Discounts																	$ 166,432	$ 247,802	$ 440,017	$ 1,191,894
Note issued to independent third party investor													$ 30,000						30,000
Accrued interest		$ 7,123							$ 24,118			$ 7,123							$ 116,957
Common Stock, Shares Authorized																	250,000,000		250,000,000	250,000,000
Senior Subordinated Note [Member]
Debt Instrument, Face Amount		$ 1,250,000										$ 1,250,000										$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00										$ 5.00
Warrants and Rights Outstanding, Term												5 years
Common Stock [Member]
Issuance of Inducement common shares (Shares)																				10,417
Common Stock [Member] | Senior Subordinated Note [Member]
Accrued interest	$ 3,945
Conversion price per share	$ 0.60		$ 0.60
Value of principal portion of debt converted into shares of common stock	$ 200,000		$ 300,000											$ 300,000	$ 30,000		$ 50,091	$ 166,724
Principal amount note sold to third party investor	$ 200,000		$ 300,000
No of shares issued in conversion of debt	339,908		500,000											500,000	25,000		81,755	215,285
Investor [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%		0.08%							8.00%			0.08%
Conversion price per share				$ 0.4545		$ 0.4376							$ 0.4545			$ 0.4545
Value of principal portion of debt converted into shares of common stock				$ 37,158		$ 29,175							$ 44,850			$ 60,600
No of shares issued in conversion of debt				81,755		66,667							98,679			133,333
8% Senior Secured Convertible Promissory Note - Second Tranche [Member]
Amortization of Note Discounts																				$ 24,093
Note issued to independent third party investor																			$ 688,166						$ 30,000
Accrued interest																	$ 151,212		145,606	83,557
Debt Instrument, Face Amount							$ 575,682				$ 1,383,636
Debt discount								$ 498,402												$ 134,717
Total investment											$ 1,200,000
Principal amount sold, periodic payments							$ 149,546
Debt Instrument, Interest Rate, Stated Percentage							0.08%				8.00%
Debt instrument description							The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.	The Company and the Investor promptly began negotiations on a Forbearance Agreement and on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor is willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784 on the following terms: 1) subject to the Company’s compliance with the forbearance agreement, the forbearance shall commence on the effective date and will expire on June 30, 2020. 2) Should the Company fail to abide by any of the terms and conditions of the forbearance agreement, fail to comply with the terms of the other agreements, or fail to timely make the payments required under the promissory notes, or should the Company trigger an event of default, the forbearance period will immediately terminate. 3) Subject to the Company’s compliance with the forbearance period, the repayment of the promissory note will be reduced from 35% to 0%.	The Note was issued with two $600,000 tranches of cash payments. Since both tranches are in one Note, both tranches are in default as of May 21, 2019.	The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.	On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches. The first tranche was payable upon the closing of the agreement, and the second tranche was payable within ten (10) business days of the Investor receiving written notice confirming the effectiveness of the initial registration statement.									The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.
Debt instrument maturity description											Each tranche matured 6 months after the issue date
Conversion price per share		$ 4.25										$ 4.25		$ 0.60	$ 0.455
Debt instrument conversion terms							The Note is convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date, which created a BCF valued at greater than the total principal amount of the Note issued of $149,546. The exercise price was $0.5625 per share which converts into 265,859 common shares. The common stock price at the valuation date was $1.95 per share and the conversion price was calculated as $0.5625, so that the BCF was calculated to be $1.3875 per share valuing the BCF at $368,879.			The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.	The note is convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date. The Company is subject to certain penalties if the shares are not issued within two business days of receiving the conversion notice.
Debt instrument collateral terms											Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of April 14, 2021, 174,034,699 shares available to be issued.	Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of May 24, 2021, 174,034,699 shares are available to be issued.
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 132,500
Unamortized debt discount																				$ 125,453
Value of principal portion of debt converted into shares of common stock																			$ 27,855
Principal amount note sold to third party investor					$ 800,000
No of shares issued in conversion of debt																			40,000
Accrued interest on Note																			$ 12,073	1,927
Debt instrument maturity date								Jun. 30, 2020
Senior Subordinated Notes First Tranche [Member]
Amortization of Note Discounts																			58,250	534,682
Accrued interest									$ 24,118										116,957					$ 116,957
Debt Instrument, Face Amount		$ 1,250,000									$ 701,818	$ 1,250,000
Debt discount																			163,978
Debt instrument conversion terms											effective conversion price was calculated as $4.40, so that the BCF was calculated to be $4.20 per share valuing the BCF at $523,326.
Debt Instrument, Convertible, Beneficial Conversion Feature											$ 523,326	$ 780,128
Unamortized debt discount											$ 865,796
Principal amount note sold to third party investor					300,000
No of shares issued in conversion of debt											124,768	356,704
Original issue discount											$ 81,818
Debt Instrument, Fee Amount		$ 25,000									20,000	$ 25,000										$ 25,000
Proceeds from senior convertible promissory note											$ 600,000
Debt instrument maturity date											May 21, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.50									$ 5.63	$ 3.50
Total debt discount		$ 1,149,798									$ 694,447	$ 1,149,798
Senior Subordinated Notes First Tranche [Member] | Warrants [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature											$ 171,121
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.00									$ 7.65	$ 5.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		120,000									22,935	120,000
Warrants fair value reduced		$ 369,671										$ 369,671
Warrants and Rights Outstanding, Term										5 years
Warrants Not Settleable in Cash, Fair Value Disclosure		$ 524,904									$ 171,121	$ 524,904
Senior Subordinated Notes First Tranche [Member] | Common Stock [Member]
Issuance of Inducement common shares (Shares)											10,417
Issuance of Inducement common shares, amount											$ 89,531
Senior Subordinated Notes Second Tranche [Member]
Amortization of Note Discounts																	$ 115,421
Debt Instrument, Face Amount								$ 257,135		$ 681,818
Debt instrument conversion terms										effective conversion price was calculated as $3.06, so that the BCF was calculated to be $2.19 per share valuing the BCF at $403,689.
Debt Instrument, Convertible, Beneficial Conversion Feature										$ 403,689
Unamortized debt discount								$ 108,425		$ 525,009										230,843
Principal amount note sold to third party investor					300,000
No of shares issued in conversion of debt										183,655
Original issue discount										$ 81,818
Proceeds from senior convertible promissory note										$ 600,000
Debt instrument maturity date										Aug. 12, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 3.7125
Total debt discount										$ 606,827
Senior Subordinated Notes Second Tranche [Member] | Warrants [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature										$ 121,320
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										28,110
Warrants and Rights Outstanding, Term											5 years
Warrants Not Settleable in Cash, Fair Value Disclosure										$ 121,320
8% Senior Secured Convertible Promissory Note - Third Tranche [Member]
Principal amount note sold to third party investor					$ 200,000
8% Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%										8.00%
Conversion price per share		$ 4.25										$ 4.25
8% Senior Secured Convertible Promissory Note [Member] | Common Stock [Member]
Value of principal portion of debt converted into shares of common stock																			$ 320,829	$ 657,247
No of shares issued in conversion of debt																			470,810	229,102
Subsequent Event [Member] | Investor [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%		0.08%							8.00%			0.08%
Subsequent Event [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Common stock shares are available to be issued | shares																					174,034,699		174,034,699
Common Stock, Shares Authorized																					250,000,000		250,000,000
Debt Instrument, Face Amount		$ 1,250,000										$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%										8.00%
Conversion price per share		$ 4.25										$ 4.25
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 488,788
No of shares issued in conversion of debt		294,118
Debt Instrument, Fee Amount		$ 25,000										$ 25,000
Subsequent Event [Member] | 8% Senior Secured Convertible Promissory Note [Member] | Investor [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%		8.00%							8.00%			8.00%
Conversion price per share				$ 0.4545		$ 0.4376							$ 0.4545			$ 0.4545